UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/14/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $394,158 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC                  COM              g1151c101     7410 140662.78SH       SOLE                                  140662.78
ACTUANT CORP CL A NEW          CL A             00508x203      965 48882.00 SH       SOLE                                   48882.00
AFFILIATED MNGRS GRP COM       COM              008252108     1022 13095.00 SH       SOLE                                   13095.00
AIRGAS INC                     COM              009363102     1349 21144.00 SH       SOLE                                   21144.00
ALLERGAN INC                   COM              018490102    13734 166722.68SH       SOLE                                  166722.68
AMETEK INC NEW COM             COM              031100100     1083 32872.00 SH       SOLE                                   32872.00
AMPHENOL CORP NEW-CL A         CL A             032095101     8036 197117.42SH       SOLE                                  197117.42
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     1518 28655.00 SH       SOLE                                   28655.00
ANSYS INC COM                  COM              03662Q105     1161 23677.00 SH       SOLE                                   23677.00
APPLE COMPUTER INC             COM              037833100      228   600.00 SH       SOLE                                     600.00
APTARGROUP INC                 COM              038336103     1125 25187.00 SH       SOLE                                   25187.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1133 34680.00 SH       SOLE                                   34680.00
BJS WHOLESALE CLUB             COM              05548J106      689 13458.00 SH       SOLE                                   13458.00
CAREFUSION CORP COM            COM              14170t101     1077 45005.00 SH       SOLE                                   45005.00
CATERPILLAR INC                COM              149123101     5760 78011.45 SH       SOLE                                   78011.45
CHECK PT SOFTWARE TECH         COM              M22465104     6804 128965.00SH       SOLE                                  128965.00
CHESAPEAKE UTILS CORP COM      COM              165303108      248  6203.00 SH       SOLE                                    6203.00
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     5780 23458.10 SH       SOLE                                   23458.10
CHURCH DWIGHT CO. INC.         COM              171340102     1425 32245.00 SH       SOLE                                   32245.00
CITRIX SYSTEMS INC             COM              177376100     1145 21015.00 SH       SOLE                                   21015.00
COEUR D ALENE MINES ID COM NEW COM              192108504      989 46170.00 SH       SOLE                                   46170.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2184 34838.00 SH       SOLE                                   34838.00
COLGATE PALMOLIVE CO.          COM              194162103     8532 96218.38 SH       SOLE                                   96218.38
CONCHO RES INC COM             COM              20605p101     1001 14072.00 SH       SOLE                                   14072.00
CORE LABS                      COM              N22717107     1949 21700.00 SH       SOLE                                   21700.00
COVIDIEN PLC                   COM              g2554f113    11032 250169.41SH       SOLE                                  250169.41
DAVITA INC                     COM              23918k108     1173 18726.00 SH       SOLE                                   18726.00
DIAMOND FOODS INC COM          COM              252603105     2210 27700.00 SH       SOLE                                   27700.00
DIGITAL RLTY TR INC COM        COM              253868103     1286 23320.00 SH       SOLE                                   23320.00
DRIL-QUIP INC COM              COM              262037104     1122 20830.00 SH       SOLE                                   20830.00
EMERSON ELECTRIC CO            COM              291011104     8564 207332.92SH       SOLE                                  207332.92
EXPEDITORS INTERNATIONAL OF WA COM              302130109     2071 51079.19 SH       SOLE                                   51079.19
EXXON MOBIL CORP               COM              30231G102    12564 172989.57SH       SOLE                                  172989.57
FACTSET RESH SYS INC COM       COM              303075105     1211 13613.00 SH       SOLE                                   13613.00
FIRST BANCORP P R COM          COM              318672706       35 12740.00 SH       SOLE                                   12740.00
FREEPORT MCMORAN C&G B         COM              35671D857      919 30193.10 SH       SOLE                                   30193.10
GENESIS ENERGY L P UNIT LTD PA COM              371927104      241  9976.00 SH       SOLE                                    9976.00
GOOGLE                         COM              38259p508     7763 15073.00 SH       SOLE                                   15073.00
GUESS INC COM                  COM              401617105      859 30170.00 SH       SOLE                                   30170.00
HALLIBURTON CO HLDG CO         COM              406216101     1012 33158.99 SH       SOLE                                   33158.99
HENRY SCHEIN INC               COM              806407102     1179 19022.00 SH       SOLE                                   19022.00
HMS HOLDINGS CORP              COM              40425j101     2447 100355.00SH       SOLE                                  100355.00
HOLOGIC INC                    COM              436440101      962 63271.00 SH       SOLE                                   63271.00
IBM                            COM              459200101     8769 50148.39 SH       SOLE                                   50148.39
IDEXX LABORATORIES CORP        COM              45168D104     1259 18267.00 SH       SOLE                                   18267.00
IHS INC CL A                   CL A             451734107     1214 16239.00 SH       SOLE                                   16239.00
INDUSTRIAL ENTERPRISES COM NEW COM              456132208        0 14745.00 SH       SOLE                                   14745.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2207 18669.00 SH       SOLE                                   18669.00
ISHARES TR DJ SEL DIV INX      COM              464287168      414  8590.00 SH       SOLE                                    8590.00
ISHARES TR RUSSELL 2000        COM              464287655     3774 58704.50 SH       SOLE                                   58704.50
ISHARES TR S&P500 GRW          COM              464287309      492  8050.00 SH       SOLE                                    8050.00
ISHARES TR S&P500/BAR VAL      COM              464287408      217  4225.00 SH       SOLE                                    4225.00
ISHARES TRUST DOW JONES US REA COM              464287739     3302 65312.84 SH       SOLE                                   65312.84
J P MORGAN CHASE & CO.         COM              46625h100     5721 189940.31SH       SOLE                                  189940.31
JOSEPH BANK CLOTHIERS          COM              480838101     2333 50050.00 SH       SOLE                                   50050.00
JOY GLOBAL                     COM              481165108     1629 26130.00 SH       SOLE                                   26130.00
KELLOGG CO                     COM              487836108    10313 193904.15SH       SOLE                                  193904.15
KENNAMETAL INC COM             COM              489170100     1115 34058.00 SH       SOLE                                   34058.00
LAB CP OF AMER HLDG NEW        COM              50540R409    12185 154147.00SH       SOLE                                  154147.00
LINCOLN ELEC HLDGS COM         COM              533900106     1142 39379.00 SH       SOLE                                   39379.00
LKQ CORP COM                   COM              501889208     1275 52785.00 SH       SOLE                                   52785.00
MASTERCARD INC CL A            CL A             57636q104     7966 25118.42 SH       SOLE                                   25118.42
METLIFE INSURANCE              COM              59156R108     4754 169735.44SH       SOLE                                  169735.44
MICROCHIP TECHNOLOGY INC       COM              595017104     1183 38055.00 SH       SOLE                                   38055.00
MICROS SYS INC COM             COM              594901100     2055 46790.00 SH       SOLE                                   46790.00
MICROSOFT CORP                 COM              594918104     7580 304555.89SH       SOLE                                  304555.89
MIDCAP SPDR TR UNIT SER 1      COM              78467y107     1732 12190.00 SH       SOLE                                   12190.00
NEWFIELD EXPLORATION CO.       COM              651290108      933 23511.00 SH       SOLE                                   23511.00
NEXTERA ENERGY INC             COM              65339f101      244  4518.00 SH       SOLE                                    4518.00
NOBLE ENRGY INC COM            COM              655044105     7183 101456.84SH       SOLE                                  101456.84
NUANCE COMMUNICATIONS COM      COM              67020Y100     2417 118865.00SH       SOLE                                  118865.00
OCCIDENTAL PETE CORP           COM              674599105     8061 112750.02SH       SOLE                                  112750.02
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105      808 88589.00 SH       SOLE                                   88589.00
ONEOK INC NEW COM              COM              682680103      245  3724.00 SH       SOLE                                    3724.00
PEPSICO INC                    COM              713448108    11399 184163.49SH       SOLE                                  184163.49
PRAXAIR INC                    COM              74005P104    12181 130308.87SH       SOLE                                  130308.87
PROCTER & GAMBLE CO            COM              742718109      221  3503.19 SH       SOLE                                    3503.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     9413 204200.00SH       SOLE                                  204200.00
QEP RES INC COM                COM              74733v100     1018 37625.00 SH       SOLE                                   37625.00
QUALCOMM INC                   COM              747525103     7657 157471.79SH       SOLE                                  157471.79
RALPH LAUREN CORP CL A         CL A             751212101    10230 78880.63 SH       SOLE                                   78880.63
REINSURANCE GP AMER            COM              759351604     1782 38790.99 SH       SOLE                                   38790.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      511 24123.00 SH       SOLE                                   24123.00
SCHLUMBERGER LTD               COM              806857108     6066 101560.82SH       SOLE                                  101560.82
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     6700 180271.54SH       SOLE                                  180271.54
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     2781 117856.69SH       SOLE                                  117856.69
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     3328 56887.66 SH       SOLE                                   56887.66
SENSATA TECHNOLOGIES H SHS     COM              n7902x106     7561 285781.00SH       SOLE                                  285781.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1133 26735.00 SH       SOLE                                   26735.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    10083 63798.00 SH       SOLE                                   63798.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      503 10375.00 SH       SOLE                                   10375.00
STANDARD & POORS DEPOSITARY RE COM              78462F103    14077 124415.77SH       SOLE                                  124415.77
STATE STREET CORP              COM              857477103     1169 36379.48 SH       SOLE                                   36379.48
SUNOCO LOGISTICS PT LP COM UNI COM              86764l108      256  2897.00 SH       SOLE                                    2897.00
SYNGENTA AG ADR                COM              87160A100     1022 19721.81 SH       SOLE                                   19721.81
T ROWE PRICE GROUP INC         COM              74144t108     7034 147251.42SH       SOLE                                  147251.42
TERADATA CORP DEL COM          COM              88076w103     1944 36330.00 SH       SOLE                                   36330.00
TRACTOR SUPPLY CO COM          COM              892356106      692 11078.00 SH       SOLE                                   11078.00
UGI CORP HOLDING CO            COM              902681105      224  8540.00 SH       SOLE                                    8540.00
UNILEVER NV                    COM              904784709     8084 256744.94SH       SOLE                                  256744.94
UNISOURCE ENERGY CORP          COM              909205106      239  6649.00 SH       SOLE                                    6649.00
UNITED PARCEL SERVICE          COM              911312106      218  3460.00 SH       SOLE                                    3460.00
UNITED TECHNOLOGIES CORP       COM              913017109      204  2900.00 SH       SOLE                                    2900.00
UNITEDHEALTH GROUP INC         COM              91324P102    11197 242786.21SH       SOLE                                  242786.21
VANGUARD SPECIALIZED DIV APP E COM              921908844      369  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     2461 86052.48 SH       SOLE                                   86052.48
VERISK ANALYTICS INC CL A      CL A             92345y106     1310 37678.00 SH       SOLE                                   37678.00
VF CORP                        COM              918204108     1486 12230.00 SH       SOLE                                   12230.00
WISCONSIN ENERGY CORP          COM              976657106      247  7912.00 SH       SOLE                                    7912.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      283 13700.00 SH       SOLE                                   13700.00
YUM! BRANDS                    COM              988498101     8420 170488.28SH       SOLE                                  170488.28
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      269    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      215     6771 SH       SOLE                                       6771
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     3812   108637 SH       SOLE                                     108637
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      575    12045 SH       SOLE                                      12045
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      204    14600 SH       SOLE                                      14600